Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000127985 | 09260B630 | BlackRock High Yield Portfolio Institutional Class, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000127985 | 05589K509 | BNY Mellon Floating Rate Income Fund Class I, Class I
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000127985 | 670700400 | Nuveen Preferred Securities and Income Fund Class I, Class I
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000127985 | 74253Q416 | Principal Spectrum Preferred and Capital Securities Income Fund Institutional Class, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000127985 | 27827V402 | Eaton Vance Emerging Markets Debt Opportunities Fund Class I, Class I
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000127985 | 277923728 | Eaton Vance Global Macro Absolute Return Fund Class I, Class I
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000127985 | 69374H428 | Pacer Pacific Asset Floating Rate High Income ETF
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000127985 | 19248X307 | Cohen & Steers Preferred Securities and Income Class I, Class I
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000127985 | 25264S544 | Diamond Hill Short Duration Securitized Bond Fund Class I, Class I
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000127985 | 316175108 | Fidelity Government Portfolio Institutional Class, Class I
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000127985 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000127985 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000127985 | Open End Funds
Holdings [Line Items]
Percent of Net Asset Value	90.40%
C000121122 | 09260B630 | BlackRock High Yield Portfolio Institutional Class, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000121122 | 05589K509 | BNY Mellon Floating Rate Income Fund Class I, Class I
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000121122 | 670700400 | Nuveen Preferred Securities and Income Fund Class I, Class I
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000121122 | 74253Q416 | Principal Spectrum Preferred and Capital Securities Income Fund Institutional Class, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000121122 | 27827V402 | Eaton Vance Emerging Markets Debt Opportunities Fund Class I, Class I
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000121122 | 277923728 | Eaton Vance Global Macro Absolute Return Fund Class I, Class I
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000121122 | 69374H428 | Pacer Pacific Asset Floating Rate High Income ETF
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000121122 | 19248X307 | Cohen & Steers Preferred Securities and Income Class I, Class I
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000121122 | 25264S544 | Diamond Hill Short Duration Securitized Bond Fund Class I, Class I
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000121122 | 316175108 | Fidelity Government Portfolio Institutional Class, Class I
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000121122 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000121122 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000121122 | Open End Funds
Holdings [Line Items]
Percent of Net Asset Value	90.40%